ORACO RESOURCES, INC. - CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Preferred Stock, par value	$ 0.001	$ 0.001
Preferred Stock, authorized	10,000,000	10,000,000
Preferred Stock, issued and outstanding	0	0
Common Stock, par value	$ 0.001	$ 0.001
Common Stock, authorized	100,000,000	100,000,000
Common Stock, issued and outstanding	23,345,500	15,001,500